OPERATING LEASES - Lease cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Lessee, Lease, Description [Line Items]
Total operating lease cost	$ 878	$ 1,814	$ 1,289
Short-term lease cost	59	83	276
Total lease cost	$ 937	$ 1,897	1,565
Weighted average remaining lease term	1 year 1 month 17 days	1 year 8 months 12 days
Weighted average discount rate of operating leases	10.60%	10.30%
Cost
Lessee, Lease, Description [Line Items]
Total operating lease cost		$ 297	90
Selling expenses
Lessee, Lease, Description [Line Items]
Total operating lease cost	$ 174		7
Research and development expenses
Lessee, Lease, Description [Line Items]
Total operating lease cost	171	1,221	977
General and administrative expenses
Lessee, Lease, Description [Line Items]
Total operating lease cost	$ 533	$ 296	$ 215